Financial instruments (Details 5) R$ in Thousands, $ in Thousands	Dec. 31, 2018 BRL (R$) R$ / $	Dec. 31, 2018 USD ($) R$ / $
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $		$ 787,893
Gross nominal value | R$	R$ 1,022,782
First quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $		$ 189,325
Conversion rate at inception	2.0017	2.0017
Closing rate	3.3082	3.3082
Gross nominal value | R$	R$ 247,353
Second quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $		$ 208,405
Conversion rate at inception	2.0017	2.0017
Closing rate	3.2769	3.2769
Gross nominal value | R$	R$ 265,758
Third quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $		$ 193,190
Conversion rate at inception	2.0017	2.0017
Closing rate	3.3080	3.3080
Gross nominal value | R$	R$ 252,364
Fourth quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $		$ 196,973
Conversion rate at inception	2.0017	2.0017
Closing rate	3.3080	3.3080
Gross nominal value | R$	R$ 257,307